Provisions and Contingent Liabilities - Summary of contingent liabilities (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 163,982	R$ 153,951	R$ 89,323
Tax [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	69,963	69,386	19,971
Civil [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	89,419	81,414	64,820
Labor [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 4,600	R$ 3,151	R$ 4,532